Average Annual Total Returns - Class A2 Shares - Federated Hermes Short-Intermediate Municipal Fund	A 1 Year	A 5 Year	A 10 Year	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Year	A Return After Taxes on Distributions 10 Year	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Year	A Return After Taxes on Distributions and Sale of Fund Shares 10 Year	S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 5 Year		S&P Municipal Bond Short Index(reflects no deduction for fees, expenses or taxes) 10 Year		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 1 Year		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 5 Year		S&P Municipal Bond 1-5 Years InvestmentGrade 5% Pre-Refunded Index(reflects no deduction for fees, expenses or taxes) 10 Year		Lipper Short Municipal Debt Funds Average 1 Year		Lipper Short Municipal Debt Funds Average 5 Year		Lipper Short Municipal Debt Funds Average 10 Year
Total	0.74%	1.07%	1.34%	0.74%	1.07%	1.34%	0.89%	1.07%	1.29%	2.32%	[1]	1.74%	[1]	1.59%	[1]	2.91%	[2]	2.04%	[2]	2.03%	[2]	1.80%	[3]	1.43%	[3]	1.30%	[3]

[1]	The S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years.
[2]	The S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index represents the portion of the S&P Municipal Bond Investment Grade Index composed solely of investment-grade bonds (those with ratings higher than “BBB-“/”Baa3”) with remaining maturities of between one and five years, 5% of which are pre-refunded.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges.